Deposits, prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2026
Deposits Prepaid Expenses And Other Current Assets
Deposits, prepaid expenses and other current assets

3	Deposits, prepaid expenses and other current assets

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Deposits	19,232	36,842	28,468
Prepayments	97	182	141
Other receivables	11,138	14,345	11,084
Provision for expired credits	185	213	165
	30,652	51,582	39,858

As of June 30, 2026, deposits of S$36,842,000 (US$28,468,000) mainly comprised S$36,629,000 placed with unrelated companies under call option agreements to purchase Hong Kong taxi licenses and electric vehicles. These deposits are unsecured and denominated in US dollars. Of these, US$14,500,000 was placed under the Call Option and Agency Agreement entered into in April 2026 for up to 50 Hong Kong taxi licenses and up to 50 electric vehicles, with an option period ending on October 14, 2026. The other US$13,800,000 (US$8,940,000 and US$4,860,000) was placed under the Call Option Agreements for electric vehicles entered into in December 2025 and amended in June 2026, with option periods ending no later than December 31, 2026. Any part of a deposit not applied toward these purchases is refundable in full at the end of its option period.

Other receivables of S$14,345,000 (US$11,084,000) comprised S$8,025,000 of convertible notes with a principal amount of US$6,200,000, S$4,887,000 of advances to an unrelated third party, S$1,320,000 of advances to the joint venture and S$113,000 of other items. The notes were issued in October 2025 by an electric vehicle rental company to the Company’s subsidiary RCSR Pte. Ltd. They bear interest at 8% per annum, which is payable with the principal when the notes mature in October 2026. The advances to the unrelated third party and to the joint venture are interest-free and have fixed repayment terms. The notes and the advances are unsecured.

As of December 31, 2025, deposits of S$19,232,000 included S$19,018,000 placed with unrelated companies under six-month call option agreements to purchase electric vehicles. These deposits totaled US$14,800,000, of which US$1,000,000 was refunded in March 2026. Other receivables of S$11,138,000 included S$8,046,000 of the convertible notes and S$2,961,000 of advances to an unrelated third party and the joint venture. The advances were settled in April 2026.

As of June 30, 2026 and December 31, 2025, the Company did not record any allowance for expected credit losses on other receivables.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS